Provisions - Summary of Current and Non Current Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of other provisions [line items]
Non-Current	₨ 24,513	$ 354	₨ 22,029	[1]
Current	2,642	38	1,435	[1]
Total	27,155	392	23,464
Employee benefits provision [member]
Disclosure of other provisions [line items]
Non-Current	104	1	538
Current	1,998	28	443
Total	2,102	29	981
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Non-Current	24,409	353	21,491
Current	123	2	483
Total	24,532	355	21,974		$ 318	₨ 19,274
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Current	521	8	509
Total	₨ 521	$ 8	₨ 509		$ 8	₨ 496

[1]	Restated - Refer Note 2(b)